Working capital - Aged analysis of trade receivables net of allowances (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of trade and other receivables [line items]
Trade receivables	$ 2,789	$ 2,674
Not overdue
Disclosure of trade and other receivables [line items]
Trade receivables	2,633	2,490
Overdue 1 – 30 days
Disclosure of trade and other receivables [line items]
Trade receivables	41	43
Overdue 31 – 60 days
Disclosure of trade and other receivables [line items]
Trade receivables	10	31
Overdue 61 – 90 days
Disclosure of trade and other receivables [line items]
Trade receivables	10	27
Overdue 91 – 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	7	71
Overdue more than 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	$ 88	$ 12